STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

2017 Equity Incentive Plan

In October 2017, the Company’s board of directors (the Board) approved the 2017 Equity Incentive Plan (the EIP) with 3,000,000 shares of common stock reserved for issuance. Under the EIP, eligible employees, directors and consultants may be granted a broad range of awards, including stock options, stock appreciation rights, restricted stock, performance-based awards and restricted stock units. The EIP is administered by the Board or, in the alternative, a committee designated by the Board.

The exercise or purchase price of a stock option shall be calculated as follows:

(i)	In the case of an incentive stock option, (A) granted to employees, who, at the time of the grant of such incentive stock option own stock representing more than ten percent (10%) of the voting power of all classes of stock of the Company, the per share exercise price shall be not less than one hundred ten percent (110%) of the fair market value per share on the date of grant; or (B) granted to employees, other than to employees, described in the preceding clause, the per share exercise price shall be not less than one hundred percent (100%) of the fair market value per share on the date of grant;
(ii)	In the case of a non-qualified stock option, the per share exercise price shall be not less than one hundred percent (100%) of the fair market value per share on the date of grant unless otherwise determined by the Board; and
(iii)	In the case of other grants, such price as determined by the Board.

The Board is responsible for determining the consideration to be paid for the shares of common stock to be issued upon exercise or purchase. The EIP generally does not allow for the transfer of awards, and the Board may amend, suspend or terminate the EIP at any time.

Stock-Based Compensation Expense

The expense relating to stock options is recognized on a straight-line basis over the requisite service period, usually the vesting period, based on the grant date fair value. The unamortized compensation cost, as of December 31, 2019, was $1,627,097 related to stock options and is expected to be recognized as expense over a weighted-average period of approximately 2.83 years.

During the nine months ended December 31, 2019, the Company granted options to purchase 996,535 shares of its common stock to employees, directors and consultants. The options had 10-year terms, and 116,535 options vested immediately on the grant dates. The fair value of the options was determined to be $1,634,595, of which $220,578 was recorded as stock-based compensation expense and included in the condensed consolidated statement of operations for the nine months ended December 31, 2019.

The following assumptions were used in the fair value method calculations:

Nine Months Ended December 31, 2019
Risk-free interest rates	1.34% - 2.41%
Volatility	87% - 102%
Expected life (years)	5.0 - 6.0
Dividend yield	—%

The fair values of options at the grant date were estimated utilizing the Black-Scholes valuation model, which includes simplified methods to establish the fair term of options as well as average volatility of three comparable organizations. The risk-free interest rate was derived from the Daily Treasury Yield Curve Rates, as published by the U.S. Department of the Treasury as of the grant date for terms equal to the expected terms of the options. A dividend yield of zero was applied because the Company has never paid dividends and has no intention to pay dividends in the foreseeable future. In accordance with ASU No. 2016-09, the Company accounts for forfeitures as they occur.

A summary of stock option activity under the EIP is presented below:

		Options Outstanding
			Weighted
	Shares		Average
	Available	Number of	Exercise
	for Grant	Shares	Prices
Balance at April 1, 2019	1,470,092	1,529,908	$0.86
Options granted	(22,686)	22,686	2.25
Balance at June 30, 2019	1,447,406	1,552,594	$0.88
Options granted	(77,800)	77,800	2.25
Balance at September 30, 2019	1,369,606	1,630,394	$0.95
Options granted	(896,049)	896,049	2.25
Balance at December 31, 2019	473,557	2,526,443	$1.41

There were no stock options exercised during the nine months ended December 31, 2019 and 2018.

The following table summarizes the range of outstanding and exercisable options as of December 31, 2019:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic value
$0.66 - $2.25	2,526,443	9.12	$1.41	1,462,222	$0. 80	$—

The Company is required to present the tax benefits resulting from tax deductions in excess of the compensation cost recognized from the exercise of stock options as financing cash flows in the consolidated statements of cash flows. For the nine months ended December 31, 2019 and 2018, there were no such tax benefits associated with the exercise of stock options.

Common Stock

On July 24, 2017, pursuant to a Reorganization and Share Exchange Agreement by and among the Company and Quasuras Inc., the Company acquired 100% of the issued and outstanding shares of Quasuras for 7,582,060 shares of common stock of the Company, resulting in Quasuras becoming a wholly-owned subsidiary of the Company. The historical equity for Quasuras was restated pursuant to the reorganization.

Preferred Stock

The Company has 5,000,000 shares of preferred stock authorized. The par value of the shares is $0.001. As of March 31, 2019, none of the shares of preferred stock of the Company were issued.

2017 Equity Incentive Plan

On October 19, 2017, the board of directors approved the 2017 Equity Incentive Plan (the “EIP”) that authorizes the board of directors or a committee of the board of directors to grant a broad range of awards, including stock options, stock appreciation rights, restricted stock, performance-based awards and restricted stock units. The EIP has a 10-year term and has a reserve of 3,000,000 shares of the Company’s common stock for issuance. The term of options granted under the EIP may not exceed ten years. The term of all incentive stock options granted to a person who, at the time of grant, owns stock representing more than 10% of the voting power of all classes of the Company’s stock may not exceed five years.

Generally, options granted under the Amended 2010 Plan vest over a three-year period and have a ten-year term. Under the EIP, the exercise or purchase price shall be calculated as follows:

(i)	In the case of an incentive stock option, (A) granted to employees who, at the time of the grant of such incentive stock option own stock representing more than ten percent (10%) of the voting power of all classes of stock of the Company, the per share exercise price shall be not less than 110% of the fair market value per share on the date of grant; or (B) granted to employees other than to employees described in the preceding clause, the per share exercise price shall be not less than 100% of the fair market value per share on the date of grant;

(ii)	In the case of a non-qualified stock option, the per share exercise price shall be not less than 100% of the fair market value per share on the date of grant unless otherwise determined by the board of directors; and

(iii)	In the case of other grants, such price as is determined by the board of directors.

The board of directors is responsible for determining the consideration to be paid for the shares of common stock to be issued upon exercise or purchase. The EIP generally doesn’t allow for the transfer of the options, and the board of directors may amend, suspend or terminate the EIP at any time.

Stock-Based Compensation Expense

During the year ended March 31, 2019, the Company granted a total of 64,687 options to its chief executive officer in lieu of salary. The options expire 10 years from the respective grant dates and vested immediately upon grant. The fair value of these options was determined to be $42,761 and was included in general and administrative and research and development expenses for the year ended March 31, 2019.

The following assumptions were used in the fair value method calculations:

Year Ended March 31, 2019
Risk-free interest rates	2.73 - 3.01%
Volatility	71% - 112%
Expected life (years)	5.0
Dividend yield	—%

During the fiscal year ended March 31, 2019, the Company granted options to purchase 1,465,221 shares of common stock to certain directors and consultants. The fair value of the options granted was $1,021,733, and the Company has been recording stock-based compensation expense for each grant over the respective vesting periods. For the year ended March 31, 2019, the Company recorded total stock-based compensation expense of $532,108, which is less than the total fair value. The unamortized compensation cost as of March 31, 2019 was $529,625 related to stock options and is expected to be recognized as expense over a weighted average period of approximately 1.8 years. The table below provides a reconciliation of total fair value of the options granted and related expense recognized by the Company during fiscal 2019.

Grantees	Option Shares	Vesting Periods	Total Fair Value of Options	2019 Stock-Based Compensation Expense	Unrecognized expense at March 31, 2019
Consultants	1,280,000	July 25, 2018 to July 24, 2019	$682,240	$466,197	$216,043
Consultants	185,221	January 16, 2019 to January 15, 2022	$336,732	$23,150	$313,582
Chief Executive Officer	64,687	*	$42,761	$42,761	—
Total	1,529,908		$1,061,733	$532,108	$529,625

* Options were fully vested as of the grant date, as disclosed above.

The following assumptions were used in the fair value method calculation for the consultant options:

Year Ended March 31, 2019
Risk-free interest rates	2.54 - 2.82%
Volatility	104% - 110%
Expected life (years)	5.21 - 5.88
Dividend yield	—%

The fair values of options at the grant date were estimated utilizing the Black-Scholes valuation model, which includes simplified methods to establish the fair term of options as well as average volatility of three comparable organizations. The risk-free interest rate was derived from the Daily Treasury Yield Curve Rates, as published by the U.S. Department of the Treasury as of the grant date for terms equal to the expected terms of the options. A dividend yield of zero was applied because the Company has never paid dividends, and has no intention to pay dividends in the foreseeable future.

In accordance with ASU No. 2016-09, the Company accounts for forfeitures as they occur.

A summary of stock option activity under the EIP is presented below:

		Options outstanding
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Prices
Balance at April 1, 2017	—	—	—
Shares authorized under the Plan	3,000,000	—	—
Balance at March 31, 2018	3,000,000	—	$—
Options granted	1,529,908	1,529,908	$0.86
Balance at March 31, 2019	1,470,092	1,529,908	$0.86

There were no stock options exercised during the years ended March 31, 2019 or 2018.

The following table summarizes the range of outstanding and exercisable options as of March 31, 2019:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic value
$0.66 - $2.25	1,529,908	9.39	$0.86	918,020	0.68	$—

The Company is required to present the tax benefits resulting from tax deductions in excess of the compensation cost recognized from the exercise of stock options as financing cash flows in the consolidated statements of cash flows. For the years ended March 31, 2019 and 2018, there were no such tax benefits associated with the exercise of stock options.